Shareholder Report, Average Annual Return (Details) 198107_Roundhill Cannabis ETF_TF_TSR Annual {TF}	12 Months Ended	44 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Cannabis ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Cannabis ETF NAV
Average Annual Return, Percent	22.64%	(30.46%)
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	12.49%